Income Tax Expenses - Current and Deferred Income Taxes (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Income Tax Expenses
Current	$ 2,808,388	¥ 19,481,789	¥ 44,706,746	¥ 26,403,549
Deferred	253,020	1,755,197	(1,755,197)
Income tax expenses	$ 3,061,408	¥ 21,236,986	¥ 42,951,549	¥ 26,403,549